Subsequent Events (Details) - Subsequent Event [Member] $ / shares in Units, $ in Millions	Feb. 24, 2016 USD ($) installment employee $ / shares shares	Jan. 12, 2016 $ / shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average exercise price of options tendered (in dollars per share)	$ 11.03
Incremental expense | $	$ 1.8
Old Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Conversion ratio		1
New Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period (in years)	5 years
Number of monthly installments | installment	60
Class B [Member] | Old Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share price threshold (in dollars per share)		$ 6.76
Class B [Member] | New Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average exercise price of options tendered (in dollars per share)	$ 2.99
Common Class A and Class B [Member] | Old Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of employees eligible to tender | employee	132
Number of options eligible for offer | shares	2,881,013
Number of employees tendered | employee	108
Common Class A and Class B [Member] | New Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options tendered | shares	2,685,396